Income Tax - Schedule of Effective Tax Rate (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions		(41.76%)	(13.32%)	(36.00%)
Effect of PRC preferential tax rate		3.99%	(3.39%)	8.72%
Effect of research and development expenses deduction and others		22.25%	9.97%	25.50%
Non-deductible expenses		18.20%	0.06%
Temporary differences	[1]	(4.27%)	(4.77%)	0.79%
Change in valuation allowance		(24.34%)	(18.31%)	(23.23%)
Effective tax rate		(0.93%)	(4.76%)	0.78%

[1]	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and other assets, government grants and allowance for expected credit losses.